As filed with the U.S. Securities and Exchange Commission on April 24, 2023

1933 Act File No. 333-[     ]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ___   Post-Effective Amendment No. ___

Brown Advisory Funds
(Exact Name of Registrant as Specified in Charter)

901 South Bond Street., Suite 400
Baltimore, Maryland 21231-3340
(Address of Principal Executive Offices)

(410)-537-5400
(Registrant’s Telephone Number)

Paul J. Chew, CFA, President and Principal Executive Officer
901 South Bond Street., Suite 400
Baltimore, Maryland 21231-3340
(Name and Address of Agent for Service)

Copies of all communications to:
Patrick W.D. Turley, Esq.
Dechert LLP
1900 K Street N.W.
Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this Registration Statement will become effective on May 24, 2023 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

Brown Advisory Total Return Fund
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

May [ ], 2023

Dear Shareholder:

The Board of Trustees of the Brown Advisory Funds (the “Trust”) recently approved an Agreement and Plan of Reorganization relating to the Brown Advisory Total Return Fund, a series of the Trust (the “Acquired Fund”).  Under the Agreement and Plan of Reorganization, the Acquired Fund would be combined with the Brown Advisory Sustainable Bond Fund (the “Acquiring Fund”), another series of the Trust, in a tax-free reorganization transaction (the “Reorganization”).

The Board unanimously approved the reorganization of the Acquired Fund into the Acquiring Fund after considering the recommendation of Brown Advisory LLC, the investment adviser to both Funds, and concluding that the Reorganization would be in the best interests of the Acquired Fund and the Acquiring Fund and their shareholders and that the interests of the Funds and their shareholders would not be diluted as a result of the Reorganization.  The Reorganization is expected to occur on or about June [  ], 2023.  Upon completion of the Reorganization, you will become a shareholder of the Acquiring Fund, and you will receive shares of the Acquiring Fund equal in value to the value of your shares of the Acquired Fund on the closing date of the transaction.  The Reorganization is expected to be tax-free to you for Federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged in connection with carrying out the Reorganization.

You are not being asked to vote on this action, as the Reorganization does not require shareholder approval.  We do, however, ask that you carefully review the enclosed Information Statement/Prospectus, which contains important information about each of the Funds.

If you have any questions, please call us toll-free at 1-800-540-6807 between 8:30 a.m. and 7:00 p.m., Eastern Time, Monday through Friday.

Sincerely,

Paul J. Chew
President
Brown Advisory Funds

INFORMATION STATEMENT/PROSPECTUS

MAY [  ], 2023

INFORMATION STATEMENT FOR:

Brown Advisory Sustainable Bond Fund
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(800) 645-3923

PROSPECTUS FOR:

Brown Advisory Sustainable Bond Fund
901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(800) 645-3923

INTRODUCTION

This combined Information Statement and Prospectus (“Information Statement/Prospectus”) is being furnished in connection with the upcoming reorganization (the “Reorganization”) of the Brown Advisory Total Return Fund, a series of the Brown Advisory Funds, a Delaware statutory trust (the “Trust”), (the “Acquired Fund”) with and into the Brown Advisory Sustainable Bond Fund, another series of the Trust (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”).

This Information Statement/Prospectus is being provided to shareholders of the Acquired Fund to inform you of the pending Reorganization and to provide you with information concerning the Acquiring Fund.  Because shareholders of the Acquired Fund will ultimately hold shares of the Acquiring Fund, this Information Statement/Prospectus also serves as a Prospectus for the Acquiring Fund.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information about the Acquiring Fund that a shareholder should know before investing.  A Statement of Additional Information (the “SAI”) relating to this Information Statement/Prospectus dated May [  ], 2023, containing additional information about the Reorganization and the Funds, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  You may receive a copy of the SAI without charge by contacting the Funds at 901 South Bond Street, Suite 400, Baltimore, Maryland, or calling toll free 1-800-540-6807.

For more information regarding the Acquiring Fund, please see the following:

•	The Prospectus for the Acquiring Fund dated October 31, 2022 (the “Acquiring Fund Prospectus”) (File Nos. 811-22708 and 333-181202);

•	The Statement of Additional Information for the Acquiring Fund dated October 31, 2022 (the “Acquiring Fund SAI”) (File Nos. 811-22708 and 333-181202));

•
The Acquiring Fund’s audited financial statements and related report of the independent public accounting firm included in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2022 (the “Acquiring Fund Annual Report”) (File Nos. 811-22708 and 333-181202)); and

•
The Acquiring Fund’s financial statements included in the Acquiring Fund’s Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2022 (the “Acquiring Fund Semi-Annual Report”) (File Nos. 811-22708 and 333-181202)).

The Acquiring Fund Prospectus, the Acquiring Fund SAI, the Acquiring Fund Annual Report and the Acquiring Fund Semi-Annual Report are each incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus.

You may receive copies of each of the Acquiring Fund Prospectus, the Acquiring Fund SAI, the Acquiring Fund Annual Report and Acquiring Fund Semi-Annual Report without charge by contacting the Funds c/o U.S. Bank Global Fund Services, P.O. box 701, Milwaukee, WI 53210-0701, or by calling toll free 1-800-540-6807, and they are also available on the Funds’ website at brownadvisory.com/mf.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION
STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-i -

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and in the Agreement and Plan of Reorganization, a form of which is attached to this Information Statement/Prospectus as Exhibit A.  Shareholders should read this entire Information Statement/Prospectus carefully.  For more complete information, please read each Fund’s Prospectus.

The Reorganization

The Board of Trustees of Brown Advisory Funds (the “Trust”) has approved the Agreement and Plan of Reorganization, which provides for the following:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•	the distribution of Acquiring Fund shares of beneficial interest to the shareholders of the Acquired Fund; and

•	the complete termination and liquidation of the Acquired Fund.

The Agreement and Plan of Reorganization is not subject to approval by shareholders of the Acquired Fund.  The Reorganization is scheduled to be effective immediately following the close of regular trading on the New York Stock Exchange (the “NYSE”) on June [  ], 2023, or on a later date as the parties may agree (the “Closing Date”).  As a result of the Reorganization, each shareholder of the Acquired Fund will become the owner of the number of full and fractional Shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s shares of the Acquired Fund as of the close of business on the Closing Date.  For shareholders in the Acquired Fund, this means that the total dollar value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the total dollar value of your account with the Acquired Fund immediately prior to the closing of the Reorganization, although the number of shares held in your account can be expected to change.  See “INFORMATION ABOUT THE REORGANIZATION,” below.

It is expected that the Reorganization will be a tax-free reorganization for Federal income tax purposes.  See “INFORMATION ABOUT THE REORGANIZATION – Tax Considerations,” below.  Brown Advisory LLC, the investment adviser to each of the Funds (“Brown Advisory” or the “Adviser”), will bear all of the costs associated with the Reorganization.  The Reorganization will not result in any change in the investment adviser to the Acquired Fund as Brown Advisory will continue to serve as the investment adviser to the Acquiring Fund following the completion of the transaction.  The Acquiring Fund has been deemed to be the accounting survivor for purposes of the Reorganization, and therefore its financial and performance history will continue to be used following the completion of the transaction.

Board Consideration

For the reasons set forth below under “Reasons for the Reorganization and Board Considerations,” the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Independent Trustees”), has concluded that the Reorganization is in the best interest of the Acquired Fund and its shareholders, and that the interests of the Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization.  The Board of Trustees has also approved the Reorganization on behalf of the Acquiring Fund and has concluded that the Reorganization is in the best interest of the Acquiring Fund and its shareholders, and that the interests of the Acquiring Fund’s existing shareholders would not be diluted as a result of the Reorganization.

Among the factors considered by the Board of Trustees in determining to approve the Reorganization with respect to each of the Funds were:

(i) the fees and expenses of the subject Funds both before and after the proposed Reorganization, including that the investment advisory fees of the Acquiring Fund are at the same rate as the investment advisory fees of the Acquired Fund and that while the total annual operating expenses of the Acquired Fund have been slightly lower than those of the Acquiring Fund, on a pro forma basis following the completion of the transaction, it is projected that the total annual operating expenses of the Acquiring Fund will be slightly lower than the current total annual operating expenses of the Acquired Fund, which are estimated at the present time and it cannot be certain that this will occur;

(ii) the comparative investment performance of each of the Funds over the past one-year, five-year and since inception periods which reflects that the investment performance of the Funds has been generally similar and has not been materially different;

(iii) that the investment objectives of each of the Funds are different because while each Fund seeks to provide a competitive total return consistent with preservation of principal, the Acquiring Fund seeks to do so while also giving special consideration to certain environmental, social and governmental (“ESG”) criteria, which the Acquired Fund does not consider in carrying out its investment objective, thus resulting in the Funds having different investment risks because the Acquiring Fund is subject to ESG-related risks that the Acquired Fund is not subject to;

(iv) that the Adviser has indicated that it does not expect the Acquired Fund to achieve sufficient asset size to support its continued operation, and that if the Acquired Fund were liquidated, that could be a taxable event for shareholders of the Acquired Fund;

(v) tax matters with respect to the Reorganization, including the tax-free nature of the transaction; and

(vi) that neither the Funds nor their shareholders will bear any costs of the Reorganization because the Adviser has agreed to bear all of the costs of the transaction.

The Trust

Both Funds are series of the Trust, an open-end management investment company organized as a Delaware statutory trust.  The Trust offers redeemable shares in different classes and series.  The Acquiring Fund and the Acquired Fund each currently offer for sale three classes of shares, Institutional Shares, Investor Shares and Advisor Shares.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section will help you compare the investment objectives and principal investment strategies of the Acquired Fund and the Acquiring Fund.

Investment Objectives and Principal Investment Strategies

Each of the Funds are subject to separate and distinct investment objectives which results in the Funds pursuing different investment strategies and being subject to differing types of investment risks.

The investment objective of the Acquired Fund is to seek to provide a competitive total return consistent with the preservation of principal while the investment objective of the Acquiring Fund is to provide a competitive total return consistent with the preservation of principal while giving special consideration to certain ESG criteria.

The Acquired Fund is not required to take into consideration ESG factors in pursuing its investment objective, however, while incorporating ESG analysis is not a primary focus of the Acquired Fund, the Adviser has the option to incorporate, at its election, proprietary ESG research or third party ESG data, into its investment decision-making process where ESG factors are considered by the Adviser to be material to long-term performance, and, as a result, the Acquired Fund holds a substantial portion of portfolio securities that are also consistent with the the Acquiring Fund’s ESG-realted investment objective.

Each Fund invests primarily in fixed income securities that have a maturity between 0 and 30 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization. Both Funds generally have portfolios with an average dollar weighted maturity between 6 and 11 years and an average duration of 3 to 7 years. Both Funds may also invest up to 20% of assets in high yield securities.

In addition, there are certain differences with respect to each Fund’s ability to invest in fixed income securities. The Acquired Fund invests at least 80% of its net assets in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities. The Acquiring Fund invests at least 80% of the value of its net assets in fixed income securities of issuers that satisfy the Acquiring Fund’s ESG criteria or in securities where the use of the proceeds satisfy the Fund’s ESG criteria.

Both Funds may hold certain levels of cash, prime quality cash equivalents such as prime commercial paper and other money market instruments for reserves to cover redemptions and unanticipated expenses.  In addition, there may be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing without limit in such investments for temporary defensive purposes.  During those times, a Fund may not be able to pursue or achieve its investment objective and, instead, will focus on preserving its assets.

Set forth below is a side-by-side comparison of the investment objectives and principal investment strategies of each of the Funds.

	Brown Advisory Total Return Fund/Acquired Fund	Brown Advisory Sustainable Bond Fund/Acquiring Fund
Investment Objective	The Fund seeks to provide a competitive total return consistent with preservation of principal.	The Fund seeks to provide a competitive total return consistent with preservation of principal while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in fixed income securities such as U.S Government securities, corporate fixed income securities (including junk bonds), mortgage-backed and asset-backed securities. The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories, and possessions, general obligation securities, revenue securities and securities issued by foreign entities including foreign sponsored governmental agencies. The foregoing may include municipal lease obligations and insured municipal securities. The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy. The Fund may also engage in “To Be Announced” transactions.

The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organ-ization, or unrated and deemed to be of comparable quality by the Adviser.  Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 6 and 11 years and an average duration of 3 to 7 years.  Duration is a measurement of price sensitivity to interest rate changes.
The Fund seeks to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in either fixed income securities of issuers that satisfy the Fund’s ESG criteria or in securities where the use of the proceeds satisfy the Fund’s ESG criteria. This 80% investment policy is non-fundamental and may be changed without the vote of shareholders. Shareholders will receive 60 days’ prior written notice of any changes to the Fund’s 80% investment policy. The Fund may invest in corporate fixed income securities, mortgage-backed and asset-backed securities, U.S Government securities and securities issued by foreign entities including foreign-sponsored governmental agencies. The fixed income securities in which the Fund may invest may also include municipal securities issued by states, U.S. territories and possessions, general obligation securities and revenue securities. The foregoing may include municipal lease obligations and insured municipal securities. The Fund may also invest in other investment companies that invest in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy. The Fund may also engage in “To Be Announced” transactions. Certain of the fixed income securities that the Fund may invest in are often commonly referred to as “labeled bonds.” Labeled bonds include, but are not limited to, “Green Bonds,” “Social Bonds,” “Sustainability Bonds,” or “Sustainability-Linked Bonds.”

The Fund may invest up to 20% of its assets in high-yield securities, which are speculative in nature. The Fund may also utilize derivatives including options, futures, currency forwards, interest rate swaps and credit default swaps. These investments will typically be made for investment purposes consistent with the Fund’s objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These positions may also be used to manage interest rate risk or to create synthetic exposure to particular credits. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy.

The Fund intends to use the mark-to-market value of such derivatives for purposes of complying with the Fund’s 80% investment policy. The Fund may invest in securities denominated in non-U.S. curren-cies. The Fund may also invest in bank loans.

The Adviser may sell an investment or reduce its position if:

• Revised economic forecasts or interest rate outlook
         requires a repositioning of the portfolio;
• The investment subsequently fails to meet the investment
         criteria;
• Changing credit profile and/or conditions result in an
         unacceptable risk condition;
• A more attractive investment is found; or
• The Adviser believes that the investment has reached its
         appreciation potential.

The Fund invests in fixed income securities that primarily have a maturity that is between 0 and 30 years and are rated in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Adviser. Under normal circumstances, the Fund’s portfolio will have an average dollar weighted maturity between 6 and 11 years and an average duration of 3 to 7 years. Duration is a measurement of price sensitivity to interest rate changes.

The Fund may invest up to 20% of its assets in high-yield securities (“junk bonds”), which are speculative in nature. The Fund may invest in securities denominated in non-U.S. currencies. The Fund may also invest in bank loans.

The Fund may invest in derivatives instruments, such as options, currency forwards, futures contracts, including interest rate futures, options on futures, interest rate swaps and credit default swaps. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These positions may also be used to manage interest rate risk or to create synthetic exposure to particular credits. Investments in derivatives may be counted towards the Fund’s 80% investment policy if they have economic characteristics similar to the other investments that are included in the Fund’s 80% investment policy. The Fund intends to use the mark-to-market value of such derivatives for purposes of complying with the Fund’s 80% investment policy.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime com-mercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Adviser utilizes ESG analysis in connection with the Fund's investments in fixed income securities. ESG factors are considered systematically through leveraging a repeatable process that strives to minimize risk and capture opportunity. As part of the fundamental research approach, the Adviser has a process to integrate, identify and consider the ESG risks and sustainable opportunities using a proprietary ESG Assessment. Depending on the type of security, the ESG Assessment may be conducted at the sector, issuer, or security level. Not every investment will be covered at the issuer or security level. The Fund has access to this research and considers relevant ESG issues. However, at the Adviser’s discretion, the Fund is permitted to make an investment without a written ESG assessment on file at the time of purchase, as long as the Adviser believes the security meets the Fund’s sustainability criteria. The Fund’s environmental evaluation considers matters including any one or more of the following factors: clean and renewable energy, climate change and water conservation, waste management, natural resource stewardship, and innovative efficiency solutions. The Fund’s social evaluation factors focus on matters including any one or more of the following factors: labor management, community relations, supply chain management, and customer well-being. The Fund’s governance evaluation considers matters such as stewardship of debt and capital, board governance and transparency, and business ethics. The outcomes of the Adviser’s ESG research may result in positive environmental and social impacts. While not a thematic fund in nature, the nature of the Adviser’s ESG research considers sustainable investing themes, such as any one or more of sustainable technology innovation, accessibility of essential services like healthcare, financial inclusion, and climate mitigation.

In addition to the Adviser’s proprietary and qualitative ESG analysis, the Adviser has access to some ESG-related data from third-party providers. The Adviser does not solely rely on third-party data or recommendations when making investment decisions for the Fund. The ESG evaluation process considers risks and opportunities holistically, meaning a security will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the Adviser. The Adviser is permitted to invest in a security if it determines the security has an acceptable ESG risk profile notwithstanding contrary third party data or third party recommendations. In these circumstances, the ESG team may also engage the issuer or relevant stakeholders of the issuer, when practicable and material to the investment decision, to gain a deeper understanding of a risk, promote improved risk management, and/or provide insight on potential opportunities. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the process utilized by the Fund’s vendors or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor. The data informing this process is derived from a variety of sources, including issuers themselves and third party sources. The Fund’s vendors provide ESG-related data, research and rating services. The ESG-related data, research and rating services include information related to potentially controversial business exposure, ESG metrics such as emissions and diversity data and controversy reporting. The Adviser believes its process is reasonably designed, although such data and qualitative information are inherently subject to interpretation, restatement, delay and omission outside the Adviser’s control.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Investment Adviser	Brown Advisory LLC	Brown Advisory LLC

Portfolio Managers	Chris Diaz, CFA Colby Stilson Ryan Myerberg	Chris Diaz, CFA Colby Stilson Amy Hauter, CFA

COMPARISON OF FEES AND EXPENSES

The following tables compare the Total Annual Fund Operating Expenses, expressed as a percentage of net assets, of the Institional Shares and the Investor Shares of the Acquired Fund with the Total Annual Fund Operating Expenses of the Insitutional Shares and the Investor Shares of the Acquiring Fund and the estimated (pro forma) Total Annual Fund Operating Expenses of the Institutional Shares and the Investor Shares of the Acquiring Fund assuming completion of the Reorganization.  The Total Annual Fund Operating Expenses provided below are based on the unaudited financials for the Acquired Fund and the Acquiring Fund for the semi-annual period ended December 31, 2022.  The pro forma Total Annual Fund Operating Expenses show projected estimated expenses, but actual expenses may be higher or lower than those shown.  As shown in the table, it is expected that the Total Annual Fund Operating Expenses of the combined fund following the completion of the transaction, on a pro forma basis, will be lower than the current Total Annual Operating Expenses for each of the Acquired Fund and the Acquiring Fund.  As further shown in the table, the Management Fees applicable with respect to the Acquiring Fund are the same as the Management Fees applicable to the Acquired Fund.  Because neither of the Funds have yet issued any Advisor Shares, information for that share class is not presented.

Institutional Shares
Fees and Expenses

Shareholder Transaction Fees (fees paid directly from your investment)	Brown Advisory Total Return Fund/ Acquired Fund – Institutional Shares	Brown Advisory Sustainable Bond Fund/ Acquiring Fund – Institutional Shares	Combined Fund - Institutional Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	None
Shareholder Servicing Fees	None	None	None
Other Expenses	0.12%	0.14%	0.11%
Total Annual Fund Operating Expenses	0.42%	0.44%	0.41%

Investor Shares
Fees and Expenses

Shareholder Transaction Fees (fees paid directly from your investment)	Brown Advisory Total Return Fund/ Acquired Fund – Investor Shares	Brown Advisory Sustainable Bond Fund/ Acquiring Fund – Institutional Shares	Combined Fund - Investor Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	None	None	None%
Shareholder Servicing Fees	0.05%	0.05%	0.05%
Other Expenses	0.12%	0.14%	0.11%
Total Annual Fund Operating Expenses	0.47%	0.49%	0.46%

Examples

The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The examples also assume that your investment has a 5% return each year, that all distributions are reinvested and that each Fund’s operating expenses remain the same.  Your actual costs may be higher or lower than those presented.

Fund	1 year	3 years	5 years	10 years
Acquired Fund
Institutional Shares	$43	$135	$235	$530
Investor Share	$48	$151	$263	$591

Acquiring Fund
Institutional Shares	$45	$141	$246	$555
Investor Shares	$50	$157	$274	$616

Acquiring Fund Pro Forma Combined
Institutional Shares	$42	$132	$230	$518
Investor Shares	$47	$148	$258	$579

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Each of the Funds offer the same three classes of shares:  Institutional Shares, Investor Shares and Advisor Shares, which have the same relative rights and preferences.  Currently, Advisor Shares are not offered for sale.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders.  More complete information regarding the Funds may be found in Exhibit B to this Information Statement/Prospectus.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following summarizes and compares the principal risks of investing in the Funds.  The fact that a risk is not listed as a principal risk does not necessarily mean that shareholders of that Fund are not subject to that risk.  You may lose money on your investment in any Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in a Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.

Similar Risks and Investment Restrictions of the Funds

The Acquired Fund and the Acquiring Fund each invest primarily (that is, at least 80%) of their respective net assets in income-producing securities, and, accordingly, the Funds share many of the same investment risks that are related to such types of investment securities.  Risks that the Acquired Fund and the Acquiring Fund share include the following:

Credit Risk. The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security.

Currency and Exchange Rate Risk. Investments in currencies, currency futures contracts, forward currency exchange contracts or similar instruments, as well as securities that are denominated in foreign currency, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. In addition, each Fund may engage in currency hedging transactions. Currency hedging transactions are subject to the risk that a result opposite expectations occurs (an expected decline turns into a rise and conversely) resulting in a loss to the Fund.

Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Funds may invest. Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows, however, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve which has raised, and may continue to raise, interest rates, which may negatively impact the Fund’s performance or otherwise adversely impact the Funds. The value of your investment in the Funds may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund’s manager might wish to sell. Lower rated securities (“junk bonds”) are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Adviser, which may result in losses that partially or completely offset gains in portfolio positions; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The risks of investing in derivative instruments also include leverage, liquidity, market, credit, operational and legal risks. Additionally, any derivatives held by the Fund will have counterparty associated risks, which are the risks that the other party to the derivative contract, which may be a derivatives exchange, will fail to make required payments or otherwise fail to comply with the terms of the contract. The Fund potentially could lose all or a large portion of its investment in the derivative instrument.

Foreign Securities Risk. The Fund may invest in foreign securities and is subject to risks associated with foreign markets, such as adverse political, social and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; accounting standards or governmental supervision that is not consistent with that to which U.S. companies are subject; limited information about foreign companies; less liquidity and higher volatility in foreign markets and less protection to the shareholders in foreign markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. The value of the Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest. Over the past several years, the Federal Reserve has maintained the level of interest rates at or near historic lows, however, more recently, interest rates have begun to increase as a result of action that has been taken by the Federal Reserve which has raised, and may continue to raise, interest rates, which may negatively impact the Fund’s performance or otherwise adversely impact the Fund.

Investments in Other Investment Companies Risk. Shareholders of the Fund will indirectly be subject to the fees and expenses of the other investment companies in which the Fund invests, and these fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. In addition, shareholders will be exposed to the investment risks associated with investments in the other investment companies.

Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

Municipal Securities Risk.  Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

Non-Investment Grade (Junk Bond) Securities Risk. Below investment grade debt securities (also known as “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Prepayment/Extension Risk. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers’ fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.

Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

U.S. Government Securities Risk. Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

To Be Announced (“TBA”) Transactions Risk.  The Fund may enter into TBA transactions to purchase mortgage-related securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date or if the counterparty does not deliver the securities as promised.

Valuation Risk. The prices provided by pricing services or independent dealers or the fair value determinations made by the Adviser may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Distinct Risks and Investment Restrictions of the Funds

Risks Specific to the Acquired Fund

Portfolio Turnover Risk.  The Acquired Fund is subject to high portfolio turnover risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover also may result in higher taxes when Fund shares are held in a taxable account.

Risks Specific to the Acquiring Fund

The Acquirng Fund invests primarily in securities that satisfy the Fund’s ESG criteria or in securities where the use of the proceeds satisfy the Fund’s ESG criteria.  The risks that are specific to the Acquiring Fund’s investments in ESG-related securities include the following:

Environmental, Social and Governance Policy Risk. The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Sustainability Policy Risk. The Fund’s investment focus on sustainability factors could cause it to make or avoid investments that could result in the Fund underperforming similar funds that do not have a sustainability focus.

COMPARISON OF PERFORMANCE

Set forth below is performance information for both the Acquired Fund and the Acquiring Fund.  The following performance information provides some indication of the risks of investing in each of the Funds.  The bar charts below illustrate how each Fund’s total returns have varied from year to year.  The tables below illustrate each Fund’s average annual total returns for the periods presented, showing for the one-year, five-year and since inception periods for each Fund, compared with each Fund’s respective applicable broad-based securities index.  Each Fund’s past performance, before and after taxes, is not necessarily an indication of how such Fund will perform in the future.  Updated performance is available on the Funds’ website at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

The Acquiring Fund will be the accounting survivor of the Reorganization and its performance history will continue to be used following the completion of the transaction.

Year-by-Year Total Return as of December 31 – Acquiring Fund Investor Class Shares

The Acquiring Fund’s calendar year-to-date return for Investor Shares as of March 31, 2023 was 2.50%.  During the periods shown in this bar chart, the Acquiring Fund’s highest quarterly return for Investor Shares was 6.54% (for the quarter ended June 30, 2020) and its lowest quarterly return for Investor Shares was -5.14% (for the quarter ended March 31, 2022).

Year-by-Year Total Return as of December 31 – Acquired Fund Investor Class Shares

The Acquired Fund’s calendar year-to-date return for Investor Shares as of March 31, 2023 was 2.60%.  During the periods shown in this bar chart, the Acquired Fund’s highest quarterly return for Investor Shares was 8.28% (for the quarter ended June 30, 2020) and its lowest quarterly return for Investor Shares was -5.30% (for the quarter ended June 30, 2022).

Average Annual Total Returns for the Periods Ended December 31, 2022 – Acquiring Fund

	One Year	Five Years	Since Inception (8/7/2017)
Investor Class Shares
Return Before Taxes	-13.45%	-0.32%	0.34%
Return After Taxes on Distributions	-14.15%	-0.83%	-0.77%
Return After Taxes on Distributions and Sale of Fund Shares	-7.95%	-0.13%	-0.11%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	0.13%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Average Annual Total Returns for the Periods Ended December 31, 2022 – Acquired Fund

	One Year	Five Years	Since Inception (10/30/2014)
Investor Class Shares
Return Before Taxes	-13.41%	0.57%	1.35%
Return After Taxes on Distributions	-14.14%	-0.72%	0.15%
Return After Taxes on Distributions and Sale of Fund Shares	-7.92%	0.00%	0.58%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	0.92%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

INFORMATION ABOUT THE REORGANIZATION

The Agreement and Plan of Reorganization

The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Agreement and Plan of Reorganization.  Significant provisions of the Agreement and Plan of Reorganization are summarized below, however, this summary is qualified in its entirety by reference to the form of the Agreement and Plan of Reorganization attached to this Information Statement/Prospectus as Exhibit A.

The Agreement and Plan of Reorganization provides for: (i) the transfer, as of the Closing Date, of all of the assets of the Acquired Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities; and (ii) the distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund, as provided for in the Agreement and Plan of Reorganization. The Acquired Fund will then be terminated and liquidated.

After the Reorganization, each shareholder of the Acquired Fund will own Shares of the Acquiring Fund having an aggregate value equal to the aggregate value of the Shares in the Acquired Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of the Acquiring Fund will not be represented by physical certificates.

The Acquiring Fund and the Acquired Fund have adopted the same valuation policies and procedures and therefore there are no differences between their respective valuation policies and procedures for purposes of valuing assets in each respective Fund.

Until the Closing Date, shareholders of the Acquired Fund will continue to be able to redeem or exchanges their shares.

The obligations of the Funds under the Agreement and Plan of Reorganization are subject to various conditions, including receipt of an opinion from legal counsel that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  The Agreement and Plan of Reorganization may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Exhibit A to review the terms and conditions of the Agreement and Plan of Reorganization.

Reasons for the Reorganization and Board Considerations

The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on April 24, 2023.  At this meeting, representatives of the Adviser provided, and the Board reviewed, information about the proposed Reorganization.  For the reasons discussed below, the Trustees, including all of the Independent Trustees, determined that the Reorganization is in the best interests of both Funds and their shareholders and that the interests of the Funds and their shareholders would not be diluted as a result of the Reorganization.  The Board took note of the fact that the Reorganization is being conducted in accordance with an applicable rule under the 1940 Act, Rule 17a-8, which permits affiliated mutual funds to be reorganized without obtaining the vote of shareholders if certain conditions are met, and the Board considered that the relevant conditions of Rule 17a-8 were satisfied in connection with the Reorganization and that shareholders of the Acquired Fund would receive prior notice of the Reorganization.  For these purposes, the Funds may rely on Rule 17a-8 in order to be reorganized without a shareholder vote because: (i) none of the fundamental policies of the Acquired Fund is materially different from a fundamental policy of the Acquiring Fund; (ii) the investment advisory agreement between the Acquired Fund and the Adviser is not materially different from the investment advisory agreement between the Acquiring Fund and the Adviser; (iii) the independent board members overseeing the Acquired Fund who were elected by shareholders comprise a majority of the independent board members who oversee the Acquiring Fund; and (iv) the distribution fees authorized to be paid by the Acquiring Fund pursuant to the Acquiring Fund’s distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act are no greater than the distribution fees authorized to be paid by the Acquired Fund pursuant to the Acquired Fund’s distribution plan adopted pursuant to Rule 12b-1.

Representatives of the Adviser had informed the Board of Trustees that they had determined that the Reorganization would be advisable and in the best interests of the Acquired Fund, the Acquiring Fund, and their shareholders because the primary purpose of the Reorganization is to combine two funds that both invest primarily in similar types of fixed income securities into a single fund having a larger asset base that has the potential to produce economies of scale by spreading costs over a larger base of assets.  The Adviser informed the members of the Board that it had determined that it was advisable to seek a reorganization transaction for the Acquired Fund due to the fact that the Adviser has elected to continue offering the strategy pursued by the Acquiring Fund with its incorporation of its sustainable investment criteria in connection with its fixed income investments rather than continuing to offer the strategy utilized by the Acquired Fund.  In connection with these matters, the Adviser had also informed the members of the Board that the Acquired Fund has not been growing in a manner that would be able to support its continued operations on a longer-term basis.

The Board of Trustees of the Trust, in determining to approve the proposed Reorganization, considered a number of factors in connection with this decision.  Among the factors considered by the Board were:

(1) the fees and expenses of the subject Funds both before and after the proposed Reorganization, including that the investment advisory fees of the Acquiring Fund are at the same rate as the investment advisory fees of the Acquired Fund and that while the total annual operating expenses of the Acquired Fund have been slightly lower than those of the Acquiring Fund, on a pro forma basis following the completion of the transaction, it is expected that the total annual operating expenses of the Acquiring Fund are projected to be slightly lower than the current total annual operating expenses of the Acquired Fund, which are estimated at the present time and it cannot be certain that this will occur;

(2) the comparative investment performance of each of the Funds over the past one-year, five-year and since inception periods which reflects that the investment performance of the Funds has been generally similar and not been materially different;

(3) that the investment objectives of each of the Funds are different because while each Fund seeks to provide a competitive total return consistent with preservation of principal, the Acquiring Fund seeks to do so while also giving special consideration to certain environmental, social and governmental (“ESG”) criteria, which the Acquired Fund does not consider in carrying out its investment objective, thus resulting in the Funds having different investment risks because the Acquiring Fund is subject to ESG-related risks that the Acquired Fund is not subject to;

(4) that the Adviser has indicated that it does not expect the Acquired Fund to achieve sufficient asset size to support its continued operation, and that if the Acquired Fund were liquidated, that could be a taxable event for shareholders of the Acquired Fund;

(5) tax matters with respect to the Reorganization, including the tax-free nature of the transaction;

(6) that neither the Funds nor their shareholders will bear any costs of the Reorganization because the Adviser has agreed to bear all of the costs of the transaction;

(7) that there are no adverse effects on the Funds or their shareholders expected to result from the Reorganization; and

(8) the status of the Acquiring Fund as the accounting survivor in connection with the transaction.

In connection with their review of these matters, the Board also considered whether there were any potential conflicts of interest involved with carrying out the Reorganization and the Board noted that the Adviser could potentially benefit from the Reorganization because it would result in the Adviser continuing to manage the assets of the Acquired Fund in the combined new portfolio in the Acquiring Fund, and the Board determined that the potential benefits to the shareholders of the Acquired Fund were sufficiently beneficial to warrant approval of the Reorganization because it would permit the Acquired Fund shareholders to continue having their assets managed by the Adviser by means of a tax-free transaction in a Fund with comparable investment performance results and comparable fees and expenses.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither the Acquired Fund nor its shareholders, nor the Acquiring Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Agreement and Plan of Reorganization.  As a non-waiveable condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP, counsel to the Trust, to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.  No opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.  It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Neither the Acquired Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the Federal income tax consequences of the Reorganization. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

Prior to the Reorganization, the Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward).  Such dividends will be included in the taxable income of the Acquired Fund shareholders.

There are no capital loss carryover amounts that may be transferred from the Acquired Fund to the Acquiring Fund.

You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The Adviser is responsible for the expenses related to the Reorganization and neither of the Funds will bear any of the costs or expenses incurred in connection with carrying out the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser

Brown Advisory LLC (the “Adviser”), located at 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. The Adviser does business under the name of Brown Advisory.  The Adviser is a wholly-owned subsidiary of Brown Advisory Management, LLC, a Maryland limited liability company.  Brown Advisory Management, LLC is controlled by Brown Advisory Incorporated, a holding company incorporated under the laws of Maryland.  The Adviser and its affiliates have provided investment advisory and management services to clients for over 10 years.  As of September 30, 2022, Brown Advisory had approximately $93.2 billion in assets under management and advisement, including both discretionary and non-discretionary accounts.

Chris Diaz, CFA, is a partner and portfolio manager of the Acquiring Fund. Prior to joining Brown Advisory in January 2021, Mr. Diaz was Co-Head of Global Bonds at Janus Henderson Investors, where he managed a team of portfolio managers and analysts across three continents. He was the Lead Manager of the Janus Henderson global bond strategy and all related portfolios. Mr. Diaz was responsible for developing the global investment process and setting currency, interest rate and asset allocation policy for Janus Henderson global multi-sector portfolios. Prior to joining Janus Capital in 2011, Mr. Diaz was the Head of Global Rates at ING Investment Management where he was responsible for global macro strategies and oversaw the interest rate, currency and derivative trading desk. He was the Co-Portfolio Manager of the ING global bond strategy and all related portfolios. He began his career at SunTrust Equitable Securities in 1997, where he served as a fixed income portfolio analyst. Mr. Diaz received his Bachelor of Science degree in business administration from the University of South Carolina and earned an MBA with a concentration in finance from Emory University, Goizueta Business School. Mr. Diaz is a Chartered Financial Analyst.

Amy Hauter, CFA, is a partner and has served as portfolio manager of the Acquiring Fund since March 2019, and previously served as associate portfolio manager of the Fund since 2017. Ms. Hauter is Head of Sustainable Fixed Income at Brown Advisory and primarily concentrates on the management and analysis of the firm's Sustainable Fixed Income strategies, as well as oversight of ESG integration across all fixed income sectors. Prior to joining the firm in 2012, she worked at Morgan Stanley in Fixed Income Client Service. She received a B.S. from Old Dominion University in 2008. Ms. Hauter obtained the Chartered Financial Analyst designation in 2017.

Colby Stilson is a partner and portfolio manager of the Acquiring Fund. He joined Brown Advisory after three years as an investor and operator within private markets, most recently as a partner and executive at TIFIN Group. Prior to that, Mr. Stilson spent 18 years as an investor in public markets building and managing research teams and credit portfolios. His coverage experience includes: TMT, financials, energy, industrials, and sovereigns. Prior to TIFIN, he worked at ArrowMark Partners where his responsibilities included research, trading, and portfolio management. He helped lead efforts to build, launch, and manage a corporate credit research platform. Prior to joining ArrowMark, Mr. Stilson helped lead efforts to launch a global fixed income business at Janus Henderson Investors (formerly known as Janus Capital) in London, UK. The first half of his career at Janus was primarily focused on credit and equity research. He began his career within telecommunications M&A at Lumen (formerly known as Level 3 Communications) where he was responsible for acquisition due diligence, execution, and integration. Mr. Stilson received his Bachelor of Science in accounting and finance with a minor in economics from the University of Colorado at Boulder and earned an MBA from The Wharton School at the University of Pennsylvania.

The Acquiring Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed and the Portfolio Managers’ ownership of shares in the Acquiring Fund.

Subject to the general oversight of the Board of Trustees of the Trust, the Adviser is directly responsible for making the investment decisions for the Acquiring Fund and is responsible for the purchase and sale of the Acquiring Fund’s investments.

Pursuant to its Investment Advisory Agreement with the Acquiring Fund, for its services to the Acquiring Fund, the Adviser is entitled to receive a monthly fee at an annual rate of 0.30% of the average daily net assets of the Acquiring Fund.

The Adviser also provides certain business management services to each of the Funds pursuant to a Business Management Agreement, including, without limitation, monitoring of the Funds’ relationships with third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust.  For these services, the Adviser is entitled to receive a fee from the Acquired Fund and the Acquiring Fund at a rate of 0.05% of each respective Fund’s average daily net assets.

Information regarding the basis on which the Board of Trustees approved the Acquiring Fund’s Investment Advisory Agreement is available in the Acquiring Fund’s Semi-Annual Report dated December 31, 2022.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) provides certain fund administration, fund accounting and transfer agency services to each of the Funds.

ALPS Distributors, LLC serves as each Fund’s distributor and principal underwriter in connection with the offering of each Fund’s shares.

U.S. Bank N.A. serves as custodian to each of the Funds.  The Transfer Agent and U.S. Bank N.A. are affiliates.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Financial Highlights

The fiscal year end of each of the Funds is June 30.  The financial statements and financial highlights of each of the Acquired Fund and the Acquiring Fund for the five years ended June 30, 2022 and the six months ended December 31, 2022 are contained in the most recent Semi-Annual Report of the Funds and are incorporated by reference herein.  The financial statements and and financial highlights for the fiscal year-ended June 30, 2022 have been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report on such financial statements is contained in the Funds’ June 30, 2022 Annual Report and is incorporated by reference herein.

Form of Organization

The Funds are series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust.  The Trust is governed by a Board of Trustees consisting of seven members.

Capitalization

The following table shows the capitalization of each of the Funds as of March 31, 2023, and on a pro forma basis as of March 31, 2023 giving effect to the Reorganization as if it had occurred on that date:

	Brown Advisory Total Return Fund/Acquired Fund	Brown Advisory Sustainable Bond Fund/Acquiring Fund	Adjustments*	Brown Advisory Sustainable Bond Fund Pro Forma Combined
Net Assets
Institutional Shares	$398,402,846	$343,113,404		$741,516,250
Investor Shares	$1,078,611	$9,536,639		$10,615,250

Shares Outstanding
Institutional Shares	44,931,801	38,843,963	187,434	83,963,198
Investor Shares	121,700	1,079,087	315	1,201,102

Net Asset Value Per Share
Institutional Shares	$8.87	$8.83		$8.83
Investor Shares	$8.86	$8.84		$8.84

* “Adjustments” reflects the issuance of shares of the Acquiring Fund to Acquired Fund shareholders in connection with carrying out the Reorganization.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”), is made as of the 24th day of April, 2023, by Brown Advisory Funds, a Delaware statutory trust with its principal place of business at 901 South Bond Street, Baltimore, Maryland 21231, on behalf of each of its two separate investment series, the Brown Advisory Sustainable Bond Fund (the “Acquiring Fund”) and the Brown Advisory Total Return Fund (the “Acquired Fund”), with respect to the reorganization transaction described herein.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Institutional Shares and Investor Shares of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of each respective class of shares of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and Acquiring Fund are each separate investment series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund, as described in paragraph 1.3 herein, is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, respectively, hereby covenants and agrees as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF THE LIABILITIES OF THE ACQUIRED FUND AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1. Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares as of the time and date set forth in paragraph 2.1 and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquiring Fund shall assume all of the liabilities of the Acquired Fund.  The Acquired Fund shall deliver to the Acquiring Fund the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date pursuant to paragraph 8.2 hereof.

1.4. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will: (i) distribute to the Acquired Fund’s shareholders of record with respect to each of its outstanding classes of Shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis, the Shares of the Acquiring Fund received by the Acquired Fund pursuant to paragraph 1.1 and (ii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of record of the Acquired Fund’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”).  The aggregate net asset value of such Acquiring Fund Shares to be so credited to such Acquired Fund Shareholders shall be equal to the aggregate net asset value of the outstanding classes of Shares of the Acquired Fund owned by such shareholders on the Closing Date.  All issued and outstanding Shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing such Acquiring Fund Shares in connection with such exchange.

1.6. Ownership of Acquiring Fund Shares of the Acquiring Fund will be shown on its books.  Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s current prospectus.

1.7. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8. As soon as reasonably practicable after the Closing Date, the Acquired Fund shall make all filings and take all steps as shall be necessary and proper to effect its complete dissolution.

2.	VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange (and after the declaration of any dividends) (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Declaration of Trust and then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Adviser, as the valuation designee.

2.2. All computations of value shall be made by the Acquiring Fund’s accounting agent and shall be subject to review by the Acquired Fund’s accounting agent and by each Fund’s independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1. The Closing Date shall be June [  ] 2023, or such other date as the parties may agree to in writing.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

3.2. The Trust shall direct U.S. Bank, N.A., as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that: (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the Assets of the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Trust on behalf of the Acquired Fund, shall direct the Custodian to deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3. The Trust shall direct U.S. Bancorp Fund Services LLC (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date: (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities or blue sky laws;

(d) The current prospectuses and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound, other than as disclosed to the Acquiring Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, other than as disclosed to the Acquiring Fund;

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability, or will be continued with respect to the Acquired Fund as of the Closing Date;

(h) Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquired Fund, or any of the its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Except as otherwise disclosed in writing by the Trust, on behalf of the Acquiring Fund, the Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i) The Statement of Assets and Liabilities and Schedule of Investments of the Acquired Fund as of June 30, 2022, and the related Statement of Operations, Changes in Net Assets and Financial Highlights for the periods then ended, have been audited by Tait, Weller and Baker LLP, an independent registered public accounting firm, included in its report dated August 26, 2022, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and the results of its operations and the changes in its net assets for the year then ended, in accordance with U.S. GAAP, and there are no known material contingent liabilities of the Acquired Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j) Since June 30, 2022, there have not been any material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, in each case except as otherwise disclosed to the Acquiring Fund (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of the Acquired Fund’s liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that will have accrued through the Closing Date;

(m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust, and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3 of this Agreement.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into the Acquired Fund shares;

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o) The information to be furnished by the Acquired Fund for use in the registration statement and other documents filed or to be filed by the Trust with any federal, state or local regulatory authority which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respect.

4.2. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Trust as follows:

(a) The Acquiring Fund is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is presently being conducted;

(b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is, or will be as of the Closing Date, in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d) The current prospectuses and statement of additional information of the Acquiring Fund conforms in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed to the Acquired Fund;

(f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be duly and validly issued and outstanding, fully paid and non-assessable by the Trust and will be offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(h) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(i) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will, on the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(j) The Trust is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(k) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses;

(l) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns; and

(m) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will be eligible to do so and will do so for the taxable year including the Closing Date.

5.	COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include, without limitation, purchases and sales of portfolio securities, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.6. The Acquiring Fund and the Acquired Fund shall each use commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.7. The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time after the Closing, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the Assets.

5.8. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date;

6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

6.5. The Trust, on behalf of the Acquired Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Trust (which may reasonably rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquiring Fund), dated as of the Closing Date, covering the following points:

(a) The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company, and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(b) The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(c) The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and are fully paid and non-assessable by the Trust, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(d) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Trust is a party or by which it is bound;

(e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(f) The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the  Acquiring Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and the Acquiring Fund is a separate series of the Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and Bylaws of the Trust and applicable law; and

(g) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their respective properties or assets and neither the Trust nor the Acquiring Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of portfolio securities of the Acquired Fund showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust;

7.3. The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are, in all material respects, true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.4. The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1 of this Agreement; and

7.6. The Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date the opinion of Dechert LLP, counsel to the Trust (which may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or Trustees of the Acquired Fund), covering the following points:

(a) The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquired Fund’s properties and assets, and to carry on its business, including that of the Acquired Fund, as presently conducted;

(b) The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust, is a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;

(c) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement not disclosed to the Trust, judgment or decree to which the Trust is a party or by which it is bound;

(d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by the Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act (assuming the availability of the exemption provided in Rule 145(a)(2) thereunder), the 1934 Act and the 1940 Act, and such as may be required under state securities or blue sky laws (other than those of the State of Delaware);

(e) The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the  Acquired Fund, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(f) The outstanding shares of the Acquired Fund are registered under the 1933 Act, and such registration is in full force and effect; and

(g) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of their respective properties or assets, and neither the Trust nor the Acquired Fund are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.7. Prior to the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous dividends, shall have the effect of distributing:  (i) all of the Acquired Fund’s investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and all of its net realized capital gains for the taxable year ending on the Closing Date (computed without regard to any deduction for dividends paid); and (ii) any undistributed investment company taxable income (plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code) and net realized capital gains from any prior period to the extent not otherwise already distributed.

7.8. The Trust, on behalf of the Acquired Fund, shall have furnished to the Acquiring Fund, a certificate, signed by the President or any Vice President and the Treasurer or any Assistant Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement computed in accordance with applicable sections of the Code and, with respect to securities, showing a breakdown by purchase lot.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Fund, or with respect to the Acquiring Fund, respectively, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.3. The Registration Statement on Form N-14 filed by the Trust on behalf of the Acquiring Fund shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4. The parties shall have received the opinion of Dechert LLP, counsel to the Acquiring Fund and the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Acquiring Fund and the Acquired Fund.  Notwithstanding anything herein to the contrary, the parties may not waive the condition set forth in this paragraph 8.4.

9.	INDEMNIFICATION

9.1. The Trust, out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2. The Trust agrees, out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	BROKERAGE FEES AND EXPENSES

10.1. The Trust, on behalf of both the Acquiring Fund and the Acquired Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. The expenses relating to the Reorganization will be borne by Brown Advisory LLC.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, legal fees and accounting fees with respect to the Reorganization, and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1. The Trust agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust’s Board, on behalf of either the Acquiring Fund or the Acquired Fund, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust, on behalf of either the Acquiring Fund or the Acquired Fund.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Funds at:

Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, Maryland 21231 Attn: Paul J. Chew, President

With a copy to:
Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006 Attn : Patrick W.D. Turley, Esq.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the date first above written.

BROWN ADVISORY FUNDS,
     on behalf of the Brown Advisory Sustainable Bond Fund

   By:  _____________________________________

Name:  __________________________________

Title:  ___________________________________

BROWN ADVISORY FUNDS,
     on behalf of the Brown Advisory Total Return Fund

   By:  _____________________________________

Name:  __________________________________

Title:  ___________________________________

BROWN ADVISORY LLC (solely with respect to Section 10.2)

   By:  _____________________________________

Name:  __________________________________

Title:  ___________________________________

EXHIBIT B

BROWN ADVISORY SUSTAINABLE BOND FUND
(the “Fund”)

SHAREHOLDER INFORMATION

When and How NAV is Determined

The Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  Due to the fact that different expenses are charged to the Institutional Shares, Investor Shares and Advisor Shares of the Fund, the NAV of the three classes of the Fund may vary.  The Fund’s share price is calculated as of the Fund’s close which is the close of regular trading (generally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern Time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern Time will be priced at the next business day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  The NYSE also may be closed on national days of mourning or due to natural disaster or other extraordinary events or emergency.  Fair value determinations may be made as described below under procedures as approved by the Fund’s Board of Trustees.  If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate the Fund’s NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as the Adviser believes there remains an adequate market to meet purchase and redemption orders for that day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, the Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate its NAV as of, such earlier closing time.

Fair Value Pricing.  Occasionally, reliable market quotations are not “readily available” (as such term is defined by Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”)) or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  The Board has designated the Adviser as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act and has delegated fair value determinations to the Adviser, subject to the supervision of the Board.  The Adviser, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of the Fund’s investments, establishing and applying fair value methodologies, testing the appropriateness of fair value methodologies and overseeing and evaluating third-party pricing services.  The Adviser has a pricing committee that assists it with its designated responsibilities as valuation designee. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Accordingly, there can be no assurance that the determination of a security’s fair value in accordance with the approved valuation procedures will in fact approximate the price at which the Fund could sell that security at that time.

Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.  With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of such registered open-end management investment companies, and the prospectuses for such companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Attempts to determine the fair value of securities introduces an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Adviser may adjust its fair valuation procedures.

Types of Accounts

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
• Instructions must be signed by all persons required to sign exactly as their names appear on the account
• Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you can set up a custodial account under the UGMA or the UTMA • The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
• Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity
• Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
• The trust must be established before an account can be opened
• You must supply documentation to substantiate existence of your organization (i.e. Articles of Incorporation/Formation/Organization, Trust
      Agreements, Partnership Agreement or other official documents).
• Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts

You may invest in Fund shares through an IRA account sponsored by the Adviser, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Minimum Investments

To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below. The minimum investment requirements are waived for retirement plans that are qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) and tax-exempt under Section 501(a) of the IRC, and plans operating consistent with Section 403(a), 403(b), 408, 408A, 457 or 223(d) of the IRC.

Type of Account	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
– Standard Accounts	$1,000,000	$100
Investor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
Advisor Shares
– Standard Accounts	$100	$100
– Traditional and Roth IRA Accounts	$100	N/A
– Accounts with Systematic Investment Plans	$100	$100
– Qualified Retirement Plans	N/A	N/A

How to Buy Shares

This section explains how you can purchase shares of the Fund.  If you’re opening a new account, an Account Application is available online at www.brownadvisory.com/mf/how-to-invest or by calling 800-540-6807 (toll free) or 414-203-9064.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)
– Mail your completed application (along with other required documents as described in the application) and a check to:
Brown Advisory Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

– Write your account number on your check
– Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:
  Brown Advisory Funds
  c/o U.S. Bank Global Fund Services
  P.O. Box 701
  Milwaukee, WI 53201-0701

By Wire
– Submit your completed application (and other required documents as described in the application). An account will be established for you and you will be contacted with the account number.
– Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares – Purchase By Wire”
      in this Prospectus.

– Call to notify us of your incoming wire
– Instruct your financial institution to wire your money using the instructions in the section entitled “Your Account – How to Buy Shares
–    Purchase By Wire” in this Prospectus.

Buying Shares	Opening an Account	Adding to an Account
By Telephone	Not accepted for initial purchases
– If you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 800‑540‑6807 (toll free) or
      414-203-9064.

By Internet (must have a United States bank account)
– Log onto the Fund’s website at www.brownadvisory.com/mf
– Click on “How to Invest”
– Be prepared to have the required information to open your new account.
– Accept the terms of the online Account Application.
– Complete the online Account Application.
– The Fund will electronically deduct your purchase proceeds from the financial institution you have identified on your Account Application.
– Note - you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

– Log onto the Fund’s website at www.brownadvisory.com – Click on “Client Login” – Provide your User ID and password. – Select the Transaction/Purchase menu option. – Follow the instructions provided.
By Automatic Investment Plan (must have a United States bank account)	Not accepted for initial purchases
– Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.
– Attach a voided check or savings deposit slip to your application or letter of instruction.
– Mail the completed application or letter and voided check or savings deposit slip.
– Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares

Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, third-party check, cash or cash equivalents (for instance, you may not pay by money order or traveler’s check). The Fund is unable to accept post-dated checks or any conditional order or payment.

– Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) or Uniform Transfers to Minors Act (“UTMA”) accounts, the check must be made payable to “Brown Advisory Funds.” A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

– ACH (must have a United States bank account) refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service. A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

–	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries. You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary, or if applicable, a Financial Intermediary’s designee.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Institutional Shares may also be available on certain brokerage platforms.  An investor transacting in Institutional Shares through a broker that is acting as an agent for the investor may be required by such broker to pay a separate commission and/or other forms of compensation to their broker.  Such broker commissions are not reflected in the Fund’s fee table or expense examples.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests, do not constitute receipt by the Transfer Agent. Receipt will be deemed to occur when the Transfer Agent physically picks up such mailings.

Purchase by Wire. If you are making your first investment in one of the Funds, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you may call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064. Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 to advise the Transfer Agent of your wire to ensure proper credit upon receipt. Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: Brown Advisory Funds,
[Insert Fund Name and Class]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing. The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions. If you have questions about how to invest by wire, you may call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Purchase by Telephone.  If your account has been open for at least 7 business days, and you did not decline telephone privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-800-540-6807 (toll free) or 414-203-9064. You may not make your initial purchase of the Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern Time, shares will be purchased at the price next calculated on that date.  For security reasons, requests by telephone may be recorded.

Purchase by Internet (must have a United States bank account). You will automatically receive online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at www.brownadvisory.com/mf. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and may also record calls. To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password.  For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by Internet) may be unavailable or delayed during periods of unusual market activity.

You can choose not to register for online privileges.  If you have online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing.

Automatic Investment Plan (must have a United States bank account). For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the Fund’s AIP.

How to Sell Shares

The Fund processes redemption orders received in good order, promptly.  The Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required) (See the section entitled “Signature Guarantee Requirements below”)
• Obtain other documentation (if required)
• Mail us your request and documentation.

By Wire
• Wire redemptions are only available if you did not decline telephone and Internet options on your Account Application and you provided a voided check or savings deposit slip
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
       (See the section entitled “By Telephone”) or
• Mail us your request (See the section entitled “By Mail”).

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which the account is registered
• Additional form of identification
• Redemption proceeds will be:
• Mailed to you or
• Electronically credited to your account at the financial institution identified on your Account Application.

By Internet
• Log onto the Funds’ website at www.brownadvisoryfunds.com
• Click on “Client Login”
• Provide your User ID and password.
• Select the Transaction/Redemption menu option.
• Follow the instructions provided.
• Note – you may be responsible for any unauthorized Internet order as long as the Transfer Agent has taken reasonable measures to verify that the order is genuine.

Systematically
• Complete the systematic withdrawal program section of the application
• Attach a voided check or savings deposit slip to your application
• Mail us your completed application
• Redemption proceeds will be electronically credited to your account at the financial institution identified on your
       Account Application or sent by check to your address of record.

General Notes for Selling Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Fund, the Transfer Agent or with your Financial Intermediary. You may redeem part or all of the Fund’s shares at the next determined NAV after the Fund receives your order. You should request your redemption prior to the close of the Fund, generally 4:00 p.m., Eastern Time, to obtain that day’s closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary. You may redeem Fund shares through your Financial Intermediary. Redemptions made through a Financial Intermediary may be subject to procedures established by that institution. Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds. For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary. Please keep in mind that your Financial Intermediary may charge additional fees for its services. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail. You may redeem Fund shares by simply sending a written request to the Transfer Agent. Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all shareholders whose names appear on the account registration with a signature guarantee, if applicable. Redemption requests will not become effective until all documents have been received in good form by the Fund. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Shares held in IRA accounts or other retirement plan accounts may be redeemed by telephone at 1-800-540-6807. Investors will be asked whether or not to withhold taxes from any distribution.

Telephone or Wire Redemption. You may redeem Fund shares by telephone unless you declined telephone privileges on your Account Application. You may also request telephone privileges after your account is opened by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 for additional information. A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of shareholders in order to qualify for or to change telephone privileges on an existing account. During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Fund at the address listed under “Contacting the Funds.” Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

You may redeem Fund shares by calling the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 prior to the close of the Fund, generally 4:00 p.m., Eastern Time. Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records. Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account. The Transfer Agent will charge a $15 wire fee from your redemption proceeds from any complete share redemption. For partial redemptions, or share specific redemptions, any wire fee will be deducted from your remaining account balance. You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Fund will use reasonable procedures to confirm that the telephone instructions are genuine. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program (must have a United States bank account). The Fund offers a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month, calendar quarter or annually. Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account. To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month, quarter or annually is $50.. This program may be terminated or modified by the Fund at any time. You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five calendar days prior to the next scheduled withdrawal.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for Federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the SWP section of the Account Application. Please call 1-800-540-6807 (toll free) or 414-203-9064 for additional information regarding the SWP.

Exchange Privileges

You may exchange your Fund shares for the same class of shares of certain other Brown Advisory Funds. Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state. To obtain the necessary exchange authorization forms, call the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064. Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

If you exchange Fund shares 14 days or less from the date of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. Please see the section entitled “Your Account – Account and Transaction Policies – Redemption/Exchange Fee” for additional information.

Requirements. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (see the section entitled “Tools to Combat Frequent Transaction”). You may exchange your shares by mail or telephone, unless you declined telephone privileges on your Account Application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	• Contact your Financial Intermediary
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The names of each fund (and class) you are exchanging
• The dollar amount or number of shares you want to sell (and exchange)
• Open a new account and complete an Account Application if you are requesting different shareholder privileges
• Mail us your request and documentation.

By Telephone
• Call us with your request (unless you declined telephone and Internet options on your Account Application)
• Provide the following information:
• Your account number
• Exact name(s) in which account is registered
• Additional form of identification.

Account and Transaction Polices

Redemption/Exchange Fee. The sale of Fund shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged 14 days or less from the date of purchase. The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The redemption/exchange fee is charged for the benefit of its long-term shareholders and is deducted from your proceeds and retained by the Fund to help offset transaction costs. The Fund reserves the right to waive redemption/exchange fees, withdraw exceptions, or otherwise modify the terms of the redemption/exchange fee at its discretion at any time, to the extent permitted by law.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

–	Redemptions in a deceased shareholder account if such an account is registered in the deceased’s name;

–	Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

–	Redemptions of shares purchased through a dividend reinvestment program;

–	Redemptions pursuant to the Fund’s systematic programs; or

–	Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code (“IRC”), and plans operating consistent with 401(k), 403(a), 403(b), 408, 408A, 457, and 223(d) of the IRC.

Although the Fund has the goal of applying this redemption/exchange fee to most redemptions of shares held for 14 days or less, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts. While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries. In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption/exchange fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions. The Fund is intended for long-term investors and does not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. In addition, the Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices. These steps may include, among other things, the imposition of redemption fees, if applicable, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, inits sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests. Except as noted in the Prospectus, the Funds applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts. The Fund will use this information to attempt to identify abusive trading practices. Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies. However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds. You may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Fund typically expects that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in-kind as described under “Redemption In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. The Fund has a line of credit in place that may be used to meet redemption requests during stressed market conditions.

Share Class Conversion within Certain Intermediary Accounts. Investors who hold shares of the Fund through a fee-based program at a financial intermediary but who subsequently become ineligible to participate in the program, withdraw from the program, or change to a non-fee based program, may be subject to conversion of their shares by their financial intermediary to another class of shares of the Fund having expenses (potentially including Rule 12b-1 fees) that may be higher than the expenses of their original class of shares. Investors should contact their financial intermediary to obtain information about their eligibility for the intermediary’s program, whether the intermediary prescribes any circumstances which may result in the type of share class conversion described herein, and the class of shares they would receive upon such a conversion. A conversion from one share class to another share class of the Fund should generally not be a taxable exchange for Federal income tax purposes. Any such conversion by a financial intermediary will be made in accordance with the terms of the Prospectus, and investors would not be charged a redemption/exchange fee by the Fund in connection with such a conversion.

Check and ACH Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase by check or electronic funds transfer through the ACH network until the payment for the purchase clears. If the purchase amount does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the Transfer Agent. This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions. The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees. The Transfer Agent may require a signature guarantee for certain requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transactions. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

When a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days;

–	When requesting a change in ownership on your account; or

–	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund reserves the right to waive any signature requirement at its discretion.

Customer Identification Program. Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Account Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. If you do not supply the necessary information, the Transfer Agent may not be able to open your account. Please contact the Transfer Agent at 1-800-540-6807 (toll free) or 414-203-9064 if you need additional assistance when completing your application. If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law. The Trust has appointed an Anti-Money Laundering Officer to oversee the operation of and compliance with the Trust’s Anti-Money Laundering Program.

No Certificates. The Fund does not issue share certificates.

Right to Reject Purchases. The Fund reserves the right to reject or cancel within one business day, without any prior notice, any purchase order, including transactions that, in the judgment of the Adviser, represent excessive trading, may be disruptive to the management of the Fund’s portfolio, may increase the Fund’s transaction costs, administrative costs or taxes, and those that may otherwise be detrimental to the interests of the Fund and its shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile. The Fund’s right to cancel or revoke such purchase orders would be limited to within one business day following receipt by the Fund of such purchase orders.

Redemption In-Kind. The Fund generally pays redemption proceeds in cash. However, the Fund reserves the right to pay redemption proceeds to you by a distribution of liquid securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except during unusual market conditions. If the Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. The securities delivered in a redemption in-kind transaction will be selected in the sole discretion of the Fund and will not necessarily be representative of the Fund’s entire portfolio and they will be valued in the same manner that the Fund’s portfolio securities are valued for purposes of calculating the Fund’s NAV. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts. To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, or $500 (excluding Qualified Retirement Accounts) with respect to Advisor Shares and Investor Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, or $500 (excluding Qualified Retirement Accounts) for Advisor Shares and Investor Shares, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value. There are no minimum balance requirements for Qualified Retirement Accounts.

Internet Transactions. You may open a Fund account as well as purchase or sell Fund shares online at www.brownadvisory.com/mf. Establishing an account online is permitted only for individual, IRA, joint and UGMA/UTMA accounts. If you conduct transactions or open an account online, you are consenting to sending and receiving personal financial information over the Internet.

Electronic Delivery. Consistent with the Fund’s commitment to environmental sustainability, you may sign up to receive daily transaction confirmations, quarterly statements, and tax form statements electronically. You may also sign up to receive the Fund’s financial statements and Prospectuses electronically on www.brownadvisory.com/mf. You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.brownadvisory.com/mf or contacting the Funds at 1-800-540-6807 (toll free) or 414-203-9064.

Householding. In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and other similar documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at 1-800-540-6807 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Confirmations. If you purchase shares directly from the Fund, you will receive a confirmation statement detailing the transaction. Automatic reinvestments of distributions may be confirmed via a monthly or quarterly statement. Systematic investments/withdrawals will be confirmed only on a quarterly statement. You may consent to receive confirmations and quarterly statements electronically at www.brownadvisory.com/mf, otherwise your confirmation and quarterly statements will be sent in the mail. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Portfolio Holdings. A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI.

Policy on Prohibition of Foreign Shareholders. Shares of the Fund have not been registered for sale outside of the United States. Accordingly, the Fund generally requires that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses, investors who are clients of the Adviser or its affiliates, or other investors meeting eligibility requirements as determined by the Adviser. The Fund reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification. You will be responsible for any actual losses or expenses incurred by the Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent at 800-540-6807 (toll free) or 414-203-9064 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Additional Information

The Trust enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, principal underwriter, custodian, administrator and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

The Prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither the Prospectus, the Statement of Additional Information, any documents filed as exhibits, nor any other communications, disclosure documents or regulatory filings from or on behalf of the Trust or the Fund is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

Distributions

The Fund declares distributions from net investment income, if any, at least annually and also at least monthly. Any net capital gain realized by the Fund will be distributed at least annually. The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of the Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares;
(2) receive all distributions in cash; or
(3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

You may change your dividend and capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes

The Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally will not be subject to tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

You will generally be taxed on the Fund’s taxable distributions, regardless of whether you reinvest them or receive them in cash. The Fund’s taxable distributions of net investment income and short-term capital gains, if any, are taxable to you as ordinary income. The Fund’s distributions of long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund’s taxable distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal tax rate of 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A distribution may be treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

The maximum federal tax rate for individual taxpayers applicable to long-term capital gains and income from certain qualifying dividends on certain corporate stock is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A shareholder will also have to satisfy a more than 60-day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rates. These rate reductions do not apply to corporate taxpayers. A portion of the Fund’s taxable distributions, to the extent attributable to dividends from U.S. corporations, may be eligible for the dividends received deduction for Fund shareholders that are corporations, subject to certain holding period and other requirements.

A 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distributions even though the distributions represent a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain or loss.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

Dividends paid by the Fund will not qualify as “exempt-interest dividends,” and will not be excludable from gross income by its shareholders, because the Fund will not invest at least 50% of the value of its total assets in securities the interest on which is excludable from gross income.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.  If more than 50% of the Fund’s total assets at the end of its taxable year consists of foreign stock or securities, the Fund may elect to “pass through” to its investors certain foreign income taxes paid by the Fund, with the result that each investor will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal tax), subject to certain limitations, the investor’s pro rata share of the Fund’s foreign income taxes. See the discussion in the SAI under “Taxation – Foreign Income Tax” for more information.

If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund. Non-U.S. shareholder should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund.

The Fund is required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to enable a Fund to determine whether withholding is required.

EXHIBIT C

Security Ownership of Certain Beneficial Owners

The Acquired Fund

As of April [  ], 2023, the following persons owned beneficially or of record 5% or more of the outstanding Institutional Shares and Investor Shares of the Acquired Fund:

Name and Address of Owner	Percentage Ownership of Share Class	Type of Ownership

Institutional Shares

Investor Shares

As of April [  ], 2023, the Trustees and officers of the Trust collectively owned [  ] shares or [  ]% of the Acquired Fund’s Institutional Shares and owned [  ] shares or [  ]% of the Acquired Fund’s Investor Shares.

The Acquiring Fund

As of April [  ], 2023, the following persons owned beneficially or of record 5% or more of the outstanding Institutional Shares and Investor Shares of the Acquiring Fund:

Name and Address of Owner	Percentage Ownership of Share Class	Type of Ownership

Institutional Shares

Investor Shares

As of April [  ], 2023, the Trustees and officers of the Trust collectively owned [  ] shares or [  ]% of the Acquiring Fund’s Institutional Shares and owned [  ] shares or [  ]% of the Acquiring Fund’s Investor Shares.

C-1

STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Brown Advisory Funds
on behalf of its series the Brown Advisory Sustainable Bond Fund

901 South Bond Street, Suite 400
Baltimore, Maryland 21231
(410) 537-5400

This Statement of Additional Information, which is not a prospectus and should be read in conjunction with the Information Statement/Prospectus dated May [  ], 2023, relating specifically to the proposed reorganization (the “Reorganization”) of the Brown Advisory Total Return Fund (the “Acquired Fund”) with and into the Brown Advisory Sustainable Bond Fund (the “Acquiring Fund”)(the “Information Statement/Prospectus”).  Copies of the Information Statement/Prospectus may be obtained at no charge by calling the Fund at 1-800-540-6807.

TABLE OF CONTENTS

PAGE
GENERAL INFORMATION	2
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE	2
STATEMENT OF ADDITIONAL INFORMATION
SUPPLEMENTAL FINANCIAL INFORMATION	2

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GENERAL INFORMATION

This Statement of Additional Information relates to: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for: (i) Investor Shares and Institutional Shares of the Acquiring Fund with an aggregate net asset value per class equal to the aggregate net asset value of the Investor Shares and the Institutional Shares of the Acquired Fund, and (ii) the Acquiring Fund’s assumption of all of the liabilities of the Acquired Fund; followed by (b) the liquidating distribution by the Acquired Fund to its shareholders of the shares of the Acquiring Fund received in the exchange in proportion to the shareholders’ holdings shares of the Acquired Fund.  Further information is included in the Information Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

The Acquiring Fund and the Acquired Fund are both separate investment series of the Brown Advisory Funds.  This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•	The Statement of Additional Information for both the Acquiring Fund and the Acquired Fund dated October 31, 2022 (File Nos. 811-22708 and 333-181202).

•
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders for the fiscal year ended June 30, 2022 for the Acquiring Fund and the Acquired Fund (File Nos. 811-22708 and 333-181202).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Funds’ Annual Report are incorporated herein by reference and no other parts of the Funds’ Annual Report are incorporated by reference.

•
The unaudited financial statements included in the Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2022 for the Acquiring Fund and the Acquired Fund (File Nos. 811-22708 and 333-181202).  Only the unaudited financial statements included in the Funds’ Semi-Annual Report are incorporated herein by reference and no other parts of the Funds’ Semi-Annual Report are incorporated by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of the Acquiring Fund and the Acquired Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization is included in the section titled “Comparison of Fees and Expenses” of the Information Statement/Prospectus.

The Reorganization is not expected to result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund.  Accordingly, a schedule of investments of the Acquired Fund modified to reflect such change is not included.

Additionally, there are no material differences in accounting policies of the Acquired Fund as compared to those of the Acquiring Fund.

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PART C:  OTHER INFORMATION

Item 15.              Indemnification

Reference is made to Article VII, Section 3 of the Registrant’s Declaration of Trust which is incorporated by reference herein. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16.              Exhibits

Exhibit No.	Description
(1)(a)	Certificate of Trust of the Registrant(1)
(1)(b)	Declaration of Trust of the Registrant(1)
(1)(c)	Amended Schedule A to the Declaration of Trust with respect to the Brown Advisory Sustainable Bond Fund(2)
(2)	By-Laws of the Registrant(1)
(3)	Voting trust agreement - not applicable
(4)	Agreement and Plan of Reorganization is attached hereto as Appendix A to the Information Statement/Prospectus and filed herewith
(5)	Certificates for Shares are not issued
(6)(a)	Investment Advisory Agreement between the Registrant and Brown Advisory LLC(3)
(6)(b)	Amended Schedule A to the Investment Advisory Agreement between the Registrant and Brown Advisory LLC with respect to the Brown Advisory Sustainable Bond Fund(2)
(6)(c)	Operating Expense Limitation Agreement between the Registrant and Brown Advisory LLC(3)
(6)(d)	Amended Schedule A to the Operating Expense Limitation Agreement with respect to the Brown Advisory Sustainable Bond Fund(2)
(7)	Distribution Agreement between the Registrant and ALPS Distributors, Inc.(4)
(8)	Not applicable

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(9)(a)	Second Amended and Restated Custody Agreement between the Registrant and U.S. Bank National Association(5)
(10)(a)	Distribution and Shareholder Servicing Plan(3)
(10)(b)	Amended Schedule A to the Distribution and Shareholder Servicing Plan with respect to the Brown Advisory Sustainable Bond Fund(2)
(10)(c)	Plan Pursuant to Rule 18f-3(3)
10(d)	Amended Schedule A to the Plan Pursuant to Rule 18f-3 with respect to the Brown Advisory Sustainable Bond Fund(2)
(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters – filed herewith
(12)	Form of Opinion and Consent of Dechert LLP regarding tax matters – filed herewith
(13)(a)	Business Management Agreement between the Registrant and Brown Advisory LLC(3)
(13)((b)	Amended Schedule A to the Business Management Agreement with respect to the Brown Advisory Sustainable Bond Fund(2)
(13)(c)	Amended and Restated Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (5)
(13)(d)	Amended and Restated Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (5)
(13)(e)	Amended and Restated Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC (5)
(14)(a)	Consent of Tait, Weller & Baker LLP – filed herewith
(15)	Not applicable
(16)	Powers of Attorney – filed herewith

(1)	Incorporated by reference to the Registrant’s Initial Registration Statement on Form N-1A filed on May 7, 2012.
(2)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A filed on August 4, 2017.
(3)	Incorporated by reference to the Registrant’s Pre-Effective Amendment No.1 to its Registration Statement on Form N-1A filed on June 22, 2012.
(4)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A filed on September 18, 2019.
(5)	Incorporated by reference to the Registrant’s Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A filed on July 25, 2018.

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Item 17.	Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Baltimore and State of Maryland, on the 24th day of April, 2023.

Brown Advisory Funds

By: /s/ Paul J. Chew
Paul J. Chew, President

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
/s/ Paul J. Chew Paul J. Chew	President (Principal Executive Officer)	April 24, 2023

/s/ Jason T. Meix Jason T. Meix	Treasurer (Principal Financial Officer)	April 24, 2023

/s/ Margaret. W. Adams* Margaret W. Adams	Trustee	April 24, 2023

/s/ Michael D. Hankin* Michael D. Hankin	Trustee	April 24, 2023

/s/ Henry H. Hopkins* Henry H. Hopkins	Trustee	April 24, 2023

/s/ Georgette D. Kiser* Georgette D. Kiser	Trustee	April 24, 2023

/s/ Kyle Prechtl Legg* Kyle Prechtl Legg	Trustee	April 24, 2023

/s/ Thomas F. O’Neil III* Thomas F. O’Neil III	Trustee	April 24, 2023

/s/ Neal F. Triplett* Neal F. Triplett	Trustee	April 24, 2023

*By:  /s/ Patrick W.D. Turley
Patrick W.D. Turley

As Attorney-in-Fact pursuant to the Powers of Attorney filed herewith.

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EXHIBIT LIST

Exhibit No.	Description of Exhibit

11	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters

12	Form of Opinion and Consent of Dechert LLP regarding tax matters

14(a)	Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm

16	Powers of Attorney

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